Net Income Per Common Share - Schedule of Computation of Diluted Weighted Average Shares Outstanding (Details) - shares	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive common units outstanding	80,812,644	25,304,432
Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive common units outstanding	7,937,466	7,937,466
Private Placement Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive common units outstanding	5,566,666	5,566,666
Class V Voting Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive common units outstanding	48,565,824
Earnout Voting Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive common units outstanding	10,000,000	10,000,000
Sponsor Earn Out Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive common units outstanding	1,587,500	1,587,500
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive common units outstanding	2,905,015	134,000
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially antidilutive common units outstanding	4,250,173	78,800